Schedule of Investments (unaudited)	iShares® China Large-Cap ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 6.1%
BYD Co. Ltd., Class H	3,927,000	$150,198,251
Geely Automobile Holdings Ltd.	26,293,000	91,253,526
Great Wall Motor Co. Ltd., Class H	15,402,500	69,304,230
		310,756,007
Banks — 18.7%
Agricultural Bank of China Ltd., Class H	152,748,000	51,904,872
Bank of China Ltd., Class H	378,180,000	133,838,488
Bank of Communications Co. Ltd., Class H	36,157,200	21,509,293
China CITIC Bank Corp. Ltd., Class H	46,279,000	20,300,264
China Construction Bank Corp., Class H	447,029,320	304,239,520
China Everbright Bank Co. Ltd., Class H	15,374,000	5,406,435
China Merchants Bank Co. Ltd., Class H	18,804,938	157,587,983
China Minsheng Banking Corp. Ltd., Class H	31,624,100	12,538,845
Industrial & Commercial Bank of China Ltd., Class H	379,137,995	207,829,069
Postal Savings Bank of China Co. Ltd., Class H(a)	46,556,000	33,836,587
		948,991,356
Beverages — 1.3%
China Resources Beer Holdings Co. Ltd.	7,818,000	64,551,954

Capital Markets — 1.0%
China International Capital Corp. Ltd., Class H(a)	7,342,000	18,177,092
CITIC Securities Co. Ltd., Class H	11,321,500	28,744,803
CSC Financial Co. Ltd., Class H(a)(b)	4,488,500	4,744,710
		51,666,605
Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class H	5,878,500	29,068,627

Diversified Telecommunication Services — 0.6%
China Tower Corp. Ltd., Class H(a)	231,874,000	30,050,578

Electronic Equipment, Instruments & Components — 1.7%
Sunny Optical Technology Group Co. Ltd.	3,235,400	86,816,910

Entertainment — 2.8%
NetEase Inc.	7,266,200	140,947,485

Household Durables — 0.8%
Haier Smart Home Co. Ltd., Class H	11,218,000	41,772,386

Industrial Conglomerates — 0.5%
CITIC Ltd.	24,387,000	24,430,784

Insurance — 6.3%
China Life Insurance Co. Ltd., Class H	36,977,000	64,239,008
China Pacific Insurance Group Co. Ltd., Class H	12,824,200	39,214,767
People’s Insurance Co. Group of China Ltd. (The), Class H	40,766,000	12,715,859
Ping An Insurance Group Co. of China Ltd., Class H	28,644,000	205,169,220
		321,338,854
Interactive Media & Services — 15.3%
Baidu Inc.(c)	10,634,050	217,297,592
Kuaishou Technology(a)(b)(c)	7,740,200	101,252,650
Tencent Holdings Ltd.	7,544,200	458,912,123
		777,462,365
Internet & Direct Marketing Retail — 23.7%
Alibaba Group Holding Ltd.(c)	22,017,000	452,728,039
JD Health International Inc.(a)(b)(c)	3,634,550	31,905,705
JD.com Inc., Class A(c)	6,036,050	236,293,149
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Meituan, Class B(a)(c)	14,250,800	$484,934,917
		1,205,861,810
Life Sciences Tools & Services — 5.3%
WuXi AppTec Co. Ltd., Class H(a)	1,650,852	35,247,610
Wuxi Biologics Cayman Inc., New(a)(c)	15,584,500	236,057,674
		271,305,284
Marine — 0.5%
COSCO SHIPPING Holdings Co. Ltd., Class H(b)(c)	16,145,600	25,008,037

Metals & Mining — 1.1%
Ganfeng Lithium Co. Ltd., Class H(a)	846,600	15,861,638
Zijin Mining Group Co. Ltd., Class H	28,508,000	39,644,587
		55,506,225
Oil, Gas & Consumable Fuels — 2.9%
China Petroleum & Chemical Corp., Class H	126,782,600	61,772,628
China Shenhua Energy Co. Ltd., Class H	16,783,500	36,089,472
PetroChina Co. Ltd., Class H	103,398,000	49,853,079
		147,715,179
Real Estate Management & Development — 3.0%
China Resources Land Ltd.	13,677,333	53,142,842
China Vanke Co. Ltd., Class H	9,409,400	21,984,394
Country Garden Holdings Co. Ltd.(b)	37,932,000	35,694,277
Longfor Group Holdings Ltd.(a)	9,142,000	44,228,256
		155,049,769
Technology Hardware, Storage & Peripherals — 3.5%
Xiaomi Corp., Class B(a)(c)	64,437,200	176,142,600

Textiles, Apparel & Luxury Goods — 3.3%
ANTA Sports Products Ltd.	5,611,000	86,935,263
Shenzhou International Group Holdings Ltd.	3,754,500	80,887,700
		167,822,963
Tobacco — 0.8%
Smoore International Holdings Ltd.(a)	8,712,000	41,427,092

Total Common Stocks — 99.8%
(Cost: $5,112,361,951)		5,073,692,870

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	71,090,592	71,126,137
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	5,490,000	5,490,000
		76,616,137
Total Short-Term Investments — 1.5%
(Cost: $76,599,319)		76,616,137

Total Investments in Securities — 101.3%
(Cost: $5,188,961,270)		5,150,309,007

Other Assets, Less Liabilities — (1.3)%		(65,004,759)

Net Assets — 100.0%		$5,085,304,248

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
October 31, 2021

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$48,946,269	$22,179,868	(a)	$—		$(1,263)	$1,263	$71,126,137	71,090,592	$145,675	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	222,350,000	—		(216,860,000	)(a)	—	—	5,490,000	5,490,000	79		—
						$(1,263)	$1,263	$76,616,137		$145,754		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Free Index	205	12/17/21	$10,346	$107,810

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® China Large-Cap ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$5,073,692,870	$—	$5,073,692,870
Money Market Funds	76,616,137	—	—	76,616,137
	$76,616,137	$5,073,692,870	$—	$5,150,309,007
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$107,810	$—	$107,810

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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